EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Numerator for EPS:
Net income (loss)	$ (4,408)	$ 2,396	$ 62
Denominator for EPS:
Weighted average shares outstanding - basic	8,864,885	8,848,028	8,828,444
Dilutive shares		61,044	2,320
Weighted average shares outstanding - diluted	8,864,885	8,909,072	8,830,764
EPS
Basic and diluted	$ (0.50)	$ 0.27	$ 0.01
Anti-dilutive options excluded from calculation of diluted income (loss) per share	306,151	105,000	220,000